Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	0.841%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,052,296.60

Principal:
Principal Collections	$16,930,894.20
Prepayments in Full	$9,085,606.25
Liquidation Proceeds	$301,725.31
Recoveries	$3,348.75
Sub Total	$26,321,574.51
Collections	$28,373,871.11

Purchase Amounts:
Purchase Amounts Related to Principal	$37,974.37
Purchase Amounts Related to Interest	$175.41
Sub Total	$38,149.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,412,020.89

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,412,020.89
Servicing Fee	$644,938.77	$644,938.77	$0.00	$0.00	$27,767,082.12
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,767,082.12
Interest - Class A-2a Notes	$138,078.18	$138,078.18	$0.00	$0.00	$27,629,003.94
Interest - Class A-2b Notes	$46,218.95	$46,218.95	$0.00	$0.00	$27,582,784.99
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$27,230,284.99
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$27,076,990.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,076,990.99
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$27,024,111.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,024,111.24
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$26,984,485.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,984,485.91
Regular Principal Payment	$24,246,729.44	$24,246,729.44	$0.00	$0.00	$2,737,756.47
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,737,756.47
Residual Released to Depositor	$0.00	$2,737,756.47	$0.00	$0.00	$0.00
Total		$28,412,020.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,246,729.44
Total					$24,246,729.44
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$17,753,229.32	$64.94	$138,078.18	$0.51	$17,891,307.50	$65.45
Class A-2b Notes	$6,493,500.12	$64.94	$46,218.95	$0.46	$6,539,719.07	$65.40
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$24,246,729.44	$23.05	$782,596.21	$0.74	$25,029,325.65	$23.79

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$174,414,539.25	0.6379464	$156,661,309.93	0.5730114
Class A-2b Notes	$63,794,637.63	0.6379464	$57,301,137.51	0.5730114
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$696,539,176.88	0.6620277	$672,292,447.44	0.6389823

Pool Information
Weighted Average APR	3.332%	3.321%
Weighted Average Remaining Term	48.64	47.81
Number of Receivables Outstanding	37,505	36,773
Pool Balance	$773,926,523.90	$747,321,045.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$723,569,030.43	$698,923,218.81
Pool Factor	0.6883508	0.6646872

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$32,252,370.67
Yield Supplement Overcollateralization Amount	$48,397,826.53
Targeted Overcollateralization Amount	$75,028,597.90
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$75,028,597.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$249,278.43
(Recoveries)		15	$3,348.75
Net Loss for Current Collection Period			$245,929.68
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3813%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3532%
Second Prior Collection Period			0.3115%
Prior Collection Period			0.7348%
Current Collection Period			0.3880%
Four Month Average (Current and Prior Three Collection Periods)			0.4469%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,036	$2,215,175.75
(Cumulative Recoveries)			$87,139.56
Cumulative Net Loss for All Collection Periods			$2,128,036.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1893%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,138.20
Average Net Loss for Receivables that have experienced a Realized Loss			$2,054.09

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.91%	296	$6,803,842.75
61-90 Days Delinquent	0.12%	36	$878,874.04
91-120 Days Delinquent	0.04%	11	$318,482.58
Over 120 Days Delinquent	0.03%	7	$201,226.41
Total Delinquent Receivables	1.10%	350	$8,202,425.78

Repossession Inventory:
Repossessed in the Current Collection Period		27	$821,202.88
Total Repossessed Inventory		44	$1,262,941.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1253%
Prior Collection Period			0.1440%
Current Collection Period			0.1468%
Three Month Average			0.1387%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1871%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	11

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer